Restructuring Charges, Net	3 Months Ended	12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014
Restructuring and Related Activities [Abstract]
Restructuring Charges, Net

Note 5 – Restructuring Charges, Net

Fiscal Year 2014 Initiative

The fiscal year 2014 initiative primarily related to Medtronic’s renal denervation business, certain manufacturing shut-downs, and a reduction of back-office support functions in Europe. In the fourth quarter of fiscal year 2014, Medtronic recorded a $116 million restructuring charge, which consisted of employee termination costs of $65 million, asset write-downs of $26 million, contract termination costs of $3 million, and other related costs of $22 million. Of the $26 million of asset write-downs, $10 million related to inventory write-offs of discontinued product lines and production-related asset impairments, and therefore, was recorded within cost of products sold in the condensed consolidated statements of earnings. In the first quarter of fiscal year 2015, Medtronic recorded a $38 million restructuring charge, which was the final charge related to the fiscal year 2014 initiative and consisted primarily of contract termination and other related costs of $28 million. The fiscal year 2014 initiative is scheduled to be substantially complete by the end of the fourth quarter of fiscal year 2015.

As a result of certain employees identified for elimination finding other positions within Medtronic and revisions to particular strategies, Medtronic recorded a $6 million reversal of excess restructuring reserves in the first quarter of fiscal year 2015.

A summary of the activity related to the fiscal year 2014 initiative is presented below:

(in millions)	Employee Termination Costs	Asset Write-downs	Other Costs	Total
Balance as of April 25, 2014	$64	$—	$11	$75
Restructuring charges	1	9	28	38
Payments/write-downs	(17)	(9)	(19)	(45)
Reversal of excess accrual	(6)	—	—	(6)

Balance as of July 25, 2014	$42	$—	$20	$62

Fiscal Year 2013 Initiative

The fiscal year 2013 initiative was designed to scale back Medtronic’s infrastructure in slower growing areas of the business, while continuing to invest in geographies, businesses, and products where faster growth is anticipated. A number of factors have contributed to ongoing challenging market dynamics, including increased pricing pressure, various governmental austerity measures, and the U.S. medical device excise tax. In the fourth quarter of fiscal year 2013, Medtronic recorded a $192 million restructuring charge, which consisted of employee termination costs of $150 million, asset write-downs of $13 million, contract termination costs of $18 million, and other related costs of $11 million. Of the $13 million of asset write-downs, $10 million related to inventory write-offs of discontinued product lines and production-related asset impairments, and therefore, was recorded within cost of products sold in the condensed consolidated statements of earnings. In the first quarter of fiscal year 2014, Medtronic recorded an $18 million restructuring charge, which was the final charge related to the fiscal year 2013 initiative and consisted primarily of contract termination costs of $14 million and other related costs of $4 million.

In the first quarter of fiscal year 2015, Medtronic recorded a $2 million reversal of excess restructuring reserves as a result of certain employees identified for elimination finding other positions within Medtronic and revisions to particular strategies.

As a result of certain legal requirements outside the U.S., the fiscal year 2013 initiative is scheduled to be substantially complete by the end of the third quarter of fiscal year 2016.

A summary of the activity related to the fiscal year 2013 initiative is presented below:

(in millions)	Employee Termination Costs	Other Costs	Total
Balance as of April 25, 2014	$23	$1	$24
Payments	(5)	(1)	(6)
Reversal of excess accrual	(2)	—	(2)

Balance as of July 25, 2014	$16	$—	$16

3. Restructuring Charges, Net

Fiscal Year 2014 Initiative

In the fourth quarter of fiscal year 2014, the Company recorded a $116 million restructuring charge, which consisted of employee termination costs of $65 million, asset write-downs of $26 million, contract termination costs of $3 million, and other related costs of $22 million. Of the $26 million of asset write-downs, $10 million related to inventory write-offs of discontinued product lines and production-related asset impairments, and therefore, was recorded within cost of products sold in the consolidated statements of earnings. The fiscal year 2014 initiative primarily relates to the Company’s renal denervation business, certain manufacturing shut-downs, and a reduction of back-office support functions in Europe.

As of the end of the fourth quarter of fiscal year 2014, the Company identified approximately 600 positions for elimination to be achieved primarily through involuntary separation. The fiscal year 2014 initiative is scheduled to be substantially complete by the end of the fourth quarter of fiscal year 2015.

A summary of the activity related to the fiscal year 2014 initiative is presented below:

	Fiscal Year 2014 Initiative
(in millions)	Employee Termination Costs	Asset Write-downs	Other Costs	Total
Balance as of April 26, 2013	$—	$—	$—	$—
Restructuring charges	65	26	25	116
Payments/write-downs	(1)	(26)	(14)	(41)

Balance as of April 25, 2014	$64	$—	$11	$75

Fiscal Year 2013 Initiative

The fiscal year 2013 initiative was designed to scale back the Company’s infrastructure in slower growing areas of the business, while continuing to invest in geographies, businesses, and products where faster growth is anticipated. A number of factors have contributed to ongoing challenging market dynamics, including increased pricing pressure, various governmental austerity measures, and the U.S. medical device excise tax. In the fourth quarter of fiscal year 2013, the Company recorded a $192 million restructuring charge, which consisted of employee termination costs of $150 million, asset write-downs of $13 million, contract termination costs of $18 million, and other related costs of $11 million. Of the $13 million of asset write-downs, $10 million related to inventory write-offs of discontinued product lines and production-related asset impairments, and therefore, was recorded within cost of products sold in the consolidated statements of earnings. In the first quarter of fiscal year 2014, the Company recorded an $18 million restructuring charge, which was the final charge related to the fiscal year 2013 initiative and consisted primarily of contract termination costs of $14 million and other related costs of $4 million.

As of the end of the fourth quarter of fiscal year 2013, the Company identified approximately 2,000 positions for elimination to be achieved through involuntary and voluntary separation.

In fiscal year 2014, the Company recorded a reversal of excess restructuring reserves related to the fiscal year 2013 initiative of $46 million. The reversal was primarily a result of revisions to particular strategies and certain employees identified for elimination finding other positions within the Company.

As a result of certain legal requirements outside the U.S., the fiscal year 2013 initiative is scheduled to be substantially complete by the end of the third quarter of fiscal year 2016.

A summary of the activity related to the fiscal year 2013 initiative is presented below:

	Fiscal Year 2013 Initiative
(in millions)	Employee Termination Costs	Asset Write-downs	Other Costs	Total
Balance as of April 27, 2012	$—	$—	$—	$—
Restructuring charges	150	13	29	192
Payments/write-downs	(3)	(13)	(6)	(22)

Balance as of April 26, 2013	$147	$—	$23	$170
Restructuring charges	—	—	18	18
Payments	(79)	—	(39)	(118)
Reversal of excess accrual	(45)	—	(1)	(46)

Balance as of April 25, 2014	$23	$—	$1	$24

Fiscal Year 2012 Initiative

In the fourth quarter of fiscal year 2012, the Company recorded a $118 million restructuring charge, which consisted of employee termination costs of $66 million, asset write-downs of $9 million, contract termination costs of $30 million, and other related costs of $13 million. The fiscal year 2012 initiative was designed to reduce general, administrative, and indirect distribution costs in certain organizations within the Company while prioritizing investment in research and development, and sales and marketing in those organizations within the Company where faster growth is anticipated, such as emerging markets and new technologies.

As of the end of the fourth quarter of fiscal year 2012, the Company identified approximately 1,000 positions for elimination to be achieved through involuntary and voluntary separation. As of April 26, 2013, the fiscal year 2012 initiative was substantially complete.

In the fourth quarter of fiscal year 2013, the Company recorded a $10 million reversal of excess restructuring reserves related to the fiscal year 2012 initiative. This reversal was primarily a result of revisions to particular strategies and certain employees identified for elimination finding other positions within the Company.

A summary of the activity related to the fiscal year 2012 initiative is presented below:

	Fiscal Year 2012 Initiative
(in millions)	Employee Termination Costs	Asset Write-downs	Other Costs	Total
Balance as of April 29, 2011	$—	$—	$—	$—
Restructuring charges	66	9	43	118
Payments/write-downs	(2)	(9)	(16)	(27)

Balance as of April 27, 2012	$64	$—	$27	$91
Payments	(54)	—	(23)	(77)
Reversal of excess accrual	(10)	—	—	(10)

Balance as of April 26, 2013	$—	$—	$4	$4
Payments	—	—	(4)	(4)

Balance as of April 25, 2014	$—	$—	$—	$—